UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-06526
The Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

3435 Stelzer Rd. Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

Boston Trust Balanced Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (64.4%)
Consumer Discretionary (5.4%)
Comcast Corp., Class A	80,000	1,348,800
Johnson Controls, Inc.	30,000	817,200
NIKE, Inc., Class B	25,000	1,651,750
Omnicom Group, Inc.	60,000	2,349,000
Staples, Inc.	65,000	1,598,350
Target Corp.	50,000	2,418,500
		10,183,600
Consumer Products (8.5%)
Costco Wholesale Corp.	35,000	2,070,950
Diageo PLC, Sponsored ADR	35,000	2,429,350
McCormick & Co., Inc.	65,000	2,348,450
PepsiCo, Inc.	35,000	2,128,000
Procter & Gamble Co.	60,000	3,637,800
SYSCO Corp.	125,000	3,492,500
		16,107,050
Energy (8.4%)
Apache Corp.	20,000	2,063,400
Chevron Corp.	40,000	3,079,600
ConocoPhillips	40,000	2,042,800
Exxon Mobil Corp.	65,000	4,432,350
Schlumberger Ltd.	40,000	2,603,600
XTO Energy, Inc.	35,000	1,628,550
		15,850,300
Financial Services (9.1%)
Bank of America Corp.	75,000	1,129,500
Chubb Corp.	50,000	2,459,000
Cincinnati Financial Corp.	110,000	2,886,400
Comerica, Inc.	50,000	1,478,500
JPMorgan Chase & Co.	25,000	1,041,750
M&T Bank Corp.	20,000	1,337,800
PNC Financial Services Group, Inc.	25,000	1,319,750
State Street Corp.	30,000	1,306,200
SunTrust Banks, Inc.	55,000	1,115,950
T. Rowe Price Group, Inc.	60,000	3,195,000
		17,269,850
Health Care (8.0%)
Becton, Dickinson & Co.	35,000	2,760,100
C.R. Bard, Inc.	30,000	2,337,000
DENTSPLY International, Inc.	60,000	2,110,200
Johnson & Johnson, Inc.	30,000	1,932,300
Medtronic, Inc.	35,000	1,539,300
Saint Jude Medical, Inc.(a)	35,000	1,287,300
Stryker Corp.	30,000	1,511,100
Varian Medical Systems, Inc.(a)	35,000	1,639,750
		15,117,050
Industrial Materials (3.3%)
Air Products & Chemicals, Inc.	25,000	2,026,500
AptarGroup, Inc.	40,000	1,429,600
Ecolab, Inc.	30,000	1,337,700
Sigma-Aldrich Corp.	30,000	1,515,900
		6,309,700
Industrial Products & Services (11.0%)
ABB Ltd., Sponsored ADR	75,000	1,432,500
Donaldson Co., Inc.	75,000	3,190,500
Emerson Electric Co.	85,000	3,621,000
Illinois Tool Works, Inc.	60,000	2,879,400
Precision Castparts Corp.	30,000	3,310,500
Rockwell Collins, Inc.	40,000	2,214,400
United Parcel Service, Inc., Class B	30,000	1,721,100
W.W. Grainger, Inc.	25,000	2,420,750
		20,790,150

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Information Technology (10.7%)
Accenture PLC, Class A	50,000	2,075,000
Automatic Data Processing, Inc.	50,000	2,141,000
Cisco Systems, Inc.(a)	120,000	2,872,800
EMC Corp.(a)	160,000	2,795,200
International Business Machines Corp.	20,000	2,618,000
Microsoft Corp.	125,000	3,811,250
Nokia Corp., Sponsored ADR	75,000	963,750
Oracle Corp.	120,000	2,944,800
		20,221,800
TOTAL COMMON STOCKS (Cost $86,977,451)		121,849,500

CORPORATE BONDS (4.3%)
Basic Materials (0.2%)
Weyerhaeuser Co.
6.75%, 3/15/12	100,000	106,001
7.25%, 7/1/13	300,000	310,746
		416,747
Consumer Products (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	534,962
Financial Services (2.9%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	207,824
American Express Co.
7.00%, 3/19/18	1,500,000	1,654,516
8.13%, 5/20/19	1,675,000	1,988,351
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,058,606
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	663,569
		5,572,866
Industrial Products & Services (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	313,694
Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	812,233
Telecommunications (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	537,848
TOTAL CORPORATE BONDS (Cost $7,463,103)		8,188,350

MUNICIPAL BONDS (3.0%)
Florida (0.6%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,101,340
Illinois (0.8%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	529,505
Illinois State, Series A, Callable 3/1/14 @ 100 5.00%, 3/1/22	750,000	783,945

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Balanced Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
MUNICIPAL BONDS, CONTINUED
Illinois, continued
5.00%, 6/1/29	250,000	257,037
		1,570,487
Massachusetts (0.6%)
Massachusetts State, Series C, GO, 5.50%, 12/1/22, FSA	1,000,000	1,207,350
Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	522,495
Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	271,828
Wisconsin (0.6%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	215,492
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	841,875
		1,057,367
TOTAL MUNICIPAL BONDS (Cost $5,462,651)		5,730,867

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (26.6%)
Federal Home Loan Bank
2.25%, 4/13/12	7,500,000	7,639,522
4.88%, 12/14/12	13,000,000	14,101,139
5.00%, 10/13/11	3,000,000	3,206,289
5.25%, 6/11/10	5,000,000	5,110,825
5.25%, 6/10/11	3,000,000	3,178,284
5.25%, 9/13/13	5,000,000	5,530,655
5.25%, 12/9/22	1,000,000	1,036,273
5.38%, 6/8/12	5,000,000	5,404,610
Government National Mortgage Association, 6.00%, 10/15/36	1,770,964	1,873,338
U.S. Treasury Inflation Protected Bonds, 3.50%, 1/15/11	2,500,000	3,224,774
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,418,138)		50,305,709

INVESTMENT COMPANY (2.2%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $4,052,368)(b)	4,052,368	4,052,368
Total Investments (Cost $151,373,711)(c)(d) — 100.5%		190,126,794
Liabilities in excess of other assets — (0.5)%		(1,034,103)

NET ASSETS — 100.0%		$189,092,691

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2009.
(c)	See attached summary for Investment Valuation Summary.
(d)	Cost for federal income tax purposes is $151,406,572. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$38,953,535
Gross unrealized depreciation	(233,313)
Net unrealized appreciation	$38,720,222

ADR	American Depositary Receipt
BKNT	Bank Note
FSA	Insured by Financial Security Assurance
GO	General Obligation
NATL-RE	Reinsured by National Interstate Corporation
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Equity Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (99.3%)
Consumer Discretionary (9.7%)
Comcast Corp., Class A	40,000	674,400
Johnson Controls, Inc.	18,000	490,320
NIKE, Inc., Class B	4,000	264,280
Omnicom Group, Inc.	35,000	1,370,250
Staples, Inc.	30,000	737,700
Target Corp.	30,000	1,451,100
		4,988,050
Consumer Products (11.0%)
Costco Wholesale Corp.	15,000	887,550
Diageo PLC, Sponsored ADR	17,500	1,214,675
McCormick & Co., Inc.	12,000	433,560
PepsiCo, Inc.	12,500	760,000
Procter & Gamble Co.	15,000	909,450
SYSCO Corp.	50,000	1,397,000
		5,602,235
Energy (11.9%)
Apache Corp.	12,000	1,238,040
Chevron Corp.	12,500	962,375
ConocoPhillips	7,500	383,025
Exxon Mobil Corp.	32,500	2,216,175
Schlumberger Ltd.	20,000	1,301,800
		6,101,415
Financial Services (15.2%)
Bank of America Corp.	35,000	527,100
Chubb Corp.	20,000	983,600
Cincinnati Financial Corp.	35,000	918,400
Comerica, Inc.	20,000	591,400
JPMorgan Chase & Co.	10,000	416,700
M&T Bank Corp.	10,000	668,900
PNC Financial Services Group, Inc.	12,500	659,875
State Street Corp.	15,000	653,100
SunTrust Banks, Inc.	25,000	507,250
T. Rowe Price Group, Inc.	35,000	1,863,750
		7,790,075
Health Care (13.2%)
Becton, Dickinson & Co.	17,500	1,380,050
C.R. Bard, Inc.	12,500	973,750
DENTSPLY International, Inc.	30,000	1,055,100
Johnson & Johnson, Inc.	10,000	644,100
Medtronic, Inc.	22,500	989,550
Saint Jude Medical, Inc.(a)	10,000	367,800
Stryker Corp.	12,500	629,625
Varian Medical Systems, Inc.(a)	15,000	702,750
		6,742,725
Industrial Materials (5.9%)
Air Products & Chemicals, Inc.	10,000	810,600
AptarGroup, Inc.	15,000	536,100
Ecolab, Inc.	15,000	668,850
Sigma-Aldrich Corp.	20,000	1,010,600
		3,026,150
Industrial Products & Services (17.2%)
ABB Ltd., Sponsored ADR	35,000	668,500
Donaldson Co., Inc.	25,000	1,063,500
Emerson Electric Co.	37,500	1,597,500
Illinois Tool Works, Inc.	30,000	1,439,700
Precision Castparts Corp.	18,000	1,986,300
Rockwell Collins, Inc.	15,000	830,400
W.W. Grainger, Inc.	12,500	1,210,375
		8,796,275
Information Technology (15.2%)
Accenture PLC, Class A	25,000	1,037,500
Automatic Data Processing, Inc.	20,000	856,400

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, continued
Cisco Systems, Inc.(a)	55,000	1,316,700
EMC Corp.(a)	80,000	1,397,600
International Business Machines Corp.	3,000	392,700
Microsoft Corp.	50,000	1,524,500
Oracle Corp.	50,000	1,227,000
		7,752,400
TOTAL COMMON STOCKS (Cost $35,378,617)		50,799,325

INVESTMENT COMPANY (0.6%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $288,599)(b)	288,599	288,599
Total Investments (Cost $35,667,216)(c)(d) — 99.9%		51,087,924
Other assets in excess of liabilities — 0.1%		46,748

NET ASSETS — 100.0%		$51,134,672

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2009.
(c)	See attached summary for Investment Valuation Summary.
(d)	Cost for federal income tax purposes is $35,757,713. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$16,193,780
Gross unrealized depreciation	(863,569)
Net unrealized appreciation	$15,330,211

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Midcap Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (96.9%)
Consumer Discretionary (13.5%)
Abercrombie & Fitch Co., Class A	2,500	87,125
Advance Auto Parts, Inc.	2,750	111,320
Autoliv, Inc.	4,650	201,624
Coach, Inc.	4,000	146,120
GameStop Corp., Class A(a)	6,275	137,674
Guess?, Inc.	4,000	169,200
John Wiley & Sons, Inc., Class A	2,500	104,700
Nordstrom, Inc.	4,000	150,320
O’Reilly Automotive, Inc.(a)	4,250	162,010
Omnicom Group, Inc.	6,500	254,475
Ross Stores, Inc.	6,500	277,615
		1,802,183
Consumer Products (7.7%)
Alberto-Culver Co.	9,000	263,610
Brown-Forman Corp., Class B	3,000	160,710
Church & Dwight Co., Inc.	2,500	151,125
Clorox Co.	1,400	85,400
Energizer Holdings, Inc.(a)	2,000	122,560
McCormick & Co., Inc.	6,750	243,878
		1,027,283
Energy (5.8%)
Cabot Oil & Gas Corp.	6,500	283,335
Core Laboratories NV	1,100	129,932
Murphy Oil Corp.	4,250	230,350
Smith International, Inc.	5,000	135,850
		779,467
Financial Services (15.4%)
Bank of Hawaii Corp.	3,250	152,945
Cincinnati Financial Corp.	7,380	193,651
Comerica, Inc.	7,025	207,729
Commerce Bancshares, Inc.	4,200	162,624
Digital Realty Trust, Inc.	2,500	125,700
IntercontinentalExchange, Inc.(a)	875	98,262
Jones Lang LaSalle, Inc.	1,600	96,640
M&T Bank Corp.	3,500	234,115
SEI Investments Co.	10,750	188,340
T. Rowe Price Group, Inc.	6,500	346,125
TD Ameritrade Holding Corp.(a)	8,200	158,916
The NASDAQ OMX Group, Inc.(a)	4,425	87,704
		2,052,751
Health Care (11.8%)
C.R. Bard, Inc.	3,500	272,650
DENTSPLY International, Inc.	7,000	246,190
Gen-Probe, Inc.(a)	3,200	137,280
Patterson Cos., Inc.(a)	5,450	152,491
Pharmaceutical Product Development, Inc.	5,650	132,436
ResMed, Inc.(a)	2,200	114,994
Techne Corp.	1,750	119,980
Varian Medical Systems, Inc.(a)	4,000	187,400
Waters Corp.(a)	3,500	216,860
		1,580,281
Industrial Materials (6.4%)
Airgas, Inc.	2,750	130,900
AptarGroup, Inc.	7,000	250,180
Ecolab, Inc.	3,800	169,442
Sigma-Aldrich Corp.	6,000	303,180
		853,702
Industrial Products & Services (16.0%)
AMETEK, Inc.	5,500	210,320
C.H. Robinson Worldwide, Inc.	4,000	234,920
CLARCOR, Inc.	4,750	154,090
Donaldson Co., Inc.	7,500	319,050
Expeditors International of Washington, Inc.	4,500	156,285

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
L-3 Communications Holdings, Inc.	1,200	104,340
Mettler-Toledo International, Inc.(a)	1,800	188,982
Precision Castparts Corp.	2,100	231,735
Rockwell Collins, Inc.	4,500	249,120
W.W. Grainger, Inc.	3,000	290,490
		2,139,332
Information Technology (15.4%)
Amdocs Ltd.(a)	6,250	178,312
BMC Software, Inc.(a)	4,100	164,410
Citrix Systems, Inc.(a)	7,000	291,270
Cognizant Technology Solutions Corp. Class A(a)	5,750	260,475
F5 Networks, Inc.(a)	2,500	132,450
FactSet Research Systems, Inc.	3,500	230,545
Fiserv, Inc.(a)	2,150	104,232
Intuit, Inc.(a)	4,500	138,195
Juniper Networks, Inc.(a)	4,000	106,680
NetApp, Inc.(a)	9,000	309,510
Paychex, Inc.	4,500	137,880
		2,053,959
Telecommunications (0.7%)
NII Holdings, Inc.(a)	3,000	100,740

Utilities (4.2%)
AGL Resources, Inc.	2,500	91,175
Energen Corp.	3,200	149,760
NSTAR	2,700	99,360
Questar Corp.	5,250	218,243
		558,538
TOTAL COMMON STOCKS (Cost $10,455,764)		12,948,236

INVESTMENT COMPANY (5.0%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $674,795)(b)	674,795	674,795
Total Investments (Cost $11,130,559)(c)(d) — 101.9%		13,623,031
Liabilities in excess of other assets — (1.9)%		(260,558)

NET ASSETS — 100.0%		$13,362,473

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2009.
(c)	See attached summary for Investment Valuation Summary.
(d)	Cost for federal income tax purposes is $11,330,559. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,054,990
Gross unrealized depreciation	(762,518)
Net unrealized appreciation	$2,292,472

NV	Naamloze Venootschap (Dutch Corporation)

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.4%)
Consumer Discretionary (15.3%)
Ambassadors Group, Inc.	21,400	284,406
Capella Education Co.(a)	24,000	1,807,200
Gentex Corp.	120,000	2,142,000
Hibbett Sports, Inc.(a)	40,500	890,595
John Wiley & Sons, Inc., Class A	50,000	2,094,000
LKQ Corp.(a)	86,600	1,696,494
Lululemon Athletica, Inc.(a)	49,000	1,474,900
NutriSystem, Inc.	33,200	1,034,844
Pre-Paid Legal Services, Inc.	10,475	430,313
Strayer Education, Inc.	6,150	1,306,813
Tempur-Pedic International, Inc.(a)	53,500	1,264,205
Timberland Co., Class A(a)	45,000	806,850
Under Armour, Inc., Class A(a)	18,600	507,222
Universal Technical Institute, Inc.(a)	24,500	494,900
		16,234,742
Consumer Products (4.9%)
Diamond Foods, Inc.	38,500	1,368,290
Green Mountain Coffee Roasters, Inc.(a)	17,500	1,425,725
Hain Celestial Group, Inc.(a)	26,600	452,466
Lifeway Foods, Inc.(a)	58,000	689,040
United Natural Foods, Inc.(a)	46,000	1,230,040
		5,165,561
Energy (3.2%)
Boots & Coots, Inc.(a)	13,300	21,945
CARBO Ceramics, Inc.	28,400	1,936,028
CREDO Petroleum Corp.(a)	37,000	344,100
Dawson Geophysical Co.(a)	14,000	323,540
Encore Acquisition Co.(a)	1,100	52,822
T-3 Energy Services, Inc.(a)	28,750	733,125
		3,411,560
Financial Services (18.3%)
Bank of Hawaii Corp.	45,000	2,117,700
Commerce Bancshares, Inc.	23,100	894,432
Corporate Office Properties	42,800	1,567,764
Dime Community Bancshares	165,000	1,933,800
eHealth, Inc.(a)	73,800	1,212,534
Horace Mann Educators Corp.	35,000	437,500
Independent Bank Corp.	44,000	919,160
Investment Technology Group, Inc.(a)	70,000	1,379,000
Jones Lang LaSalle, Inc.	38,500	2,325,400
Parkway Properties, Inc.	41,550	865,071
Signature Bank(a)	31,000	988,900
Southside Bancshares, Inc.	45,500	892,710
TCF Financial Corp.	77,375	1,053,847
Umpqua Holdings Corp.	71,500	958,815
Wainwright Bank & Trust Co.	17,495	127,714
Wilmington Trust Corp.	81,000	999,540
Wilshire Bancorp, Inc.	104,075	852,374
		19,526,261
Health Care (12.5%)
Computer Programs & Systems, Inc.	12,000	552,600
Dionex Corp.(a)	29,125	2,151,464
Gen-Probe, Inc.(a)	17,000	729,300
ICU Medical, Inc.(a)	25,900	943,796
IDEXX Laboratories, Inc.(a)	9,825	525,048
Immucor, Inc.(a)	14,600	295,504
Landauer, Inc.	34,500	2,118,300
Martek Biosciences Corp.(a)	44,800	848,512
Meridian Bioscience, Inc.	87,200	1,879,160
Neogen Corp.(a)	39,000	920,790
West Pharmaceutical Services, Inc.	43,000	1,685,600
ZOLL Medical Corp.(a)	24,000	641,280
		13,291,354

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Materials (3.1%)
Commercial Metals Co.	64,050	1,002,383
Minerals Technologies, Inc.	28,800	1,568,736
Quaker Chemical Corp.	36,000	743,040
		3,314,159
Industrial Products & Services (15.4%)
American Science & Engineering, Inc.	6,700	508,128
Apogee Enterprises, Inc.	38,400	537,600
Baldor Electric Co.	72,000	2,022,480
CLARCOR, Inc.	61,000	1,978,840
ESCO Technologies, Inc.	19,800	709,830
Fuel-Tech, Inc.(a)	17,500	142,975
Genesee & Wyoming, Inc., Class A(a)	58,000	1,893,120
Herman Miller, Inc.	24,000	383,520
Layne Christensen Co.(a)	16,500	473,715
Lindsay Manufacturing Co.	22,800	908,580
Met-Pro Corp.	27,700	294,174
Middleby Corp.(a)	14,000	686,280
Simpson Manufacturing Co., Inc.	53,000	1,425,170
SunPower Corp., Class B(a)	13,025	272,874
Team, Inc.(a)	42,000	790,020
Wabtec Corp.	51,000	2,082,840
Watts Water Technologies, Inc., Class A	41,000	1,267,720
		16,377,866
Information Technology (20.2%)
Alvarion Ltd.(a)	123,780	462,937
Blackbaud, Inc.	47,900	1,131,877
Blackboard, Inc.(a)	23,350	1,059,856
Blue Coat Systems, Inc.(a)	27,200	776,288
Coherent, Inc.(a)	21,000	624,330
Itron, Inc.(a)	27,000	1,824,390
J2 Global Communications, Inc.(a)	79,300	1,613,755
Liquidity Services, Inc.(a)	50,500	508,535
National Instruments Corp.	44,000	1,295,800
Net 1 UEPS Technologies, Inc.(a)	77,000	1,495,340
Plantronics, Inc.	86,000	2,234,280
Polycom, Inc.(a)	92,000	2,297,240
Power Integrations, Inc.	55,000	1,999,800
Quality Systems, Inc.	36,500	2,291,835
Renaissance Learning, Inc.	37,000	420,320
Riverbed Technology, Inc.(a)	35,650	818,881
Skyworks Solutions, Inc.(a)	47,000	666,930
		21,522,394
Utilities (4.5%)
American States Water Co.	9,300	329,313
New Jersey Resources Corp.	54,300	2,030,820
Ormat Technologies, Inc.	11,900	450,296
South Jersey Industries, Inc.	53,000	2,023,540
		4,833,969
TOTAL COMMON STOCKS (Cost $89,430,139)		103,677,866

INVESTMENT COMPANY (2.5%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $2,690,945)(b)	2,690,945	2,690,945
Total Investments (Cost $92,121,084)(c)(d) — 99.9%		106,368,811
Other assets in excess of liabilities — 0.1%		116,323

NET ASSETS — 100.0%		$106,485,134

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2009.
(c)	See attached summary for Investment Valuation Summary.

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

(d)	Cost for federal income tax purposes is $92,124,952. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$16,480,308
Gross unrealized depreciation	(2,236,449)
Net unrealized appreciation	$14,243,859

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (62.9%)
Consumer Discretionary (5.7%)
Bed Bath & Beyond, Inc.(a)	5,000	193,150
Johnson Controls, Inc.	8,000	217,920
Lowe’s Cos., Inc.	10,000	233,900
NIKE, Inc., Class B	7,500	495,525
Omnicom Group, Inc.	6,500	254,475
Ross Stores, Inc.	5,000	213,550
Target Corp.	6,000	290,220
The Home Depot, Inc.	8,000	231,440
		2,130,180
Consumer Products (6.8%)
Colgate-Palmolive Co.	5,000	410,750
Costco Wholesale Corp.	9,500	562,115
General Mills, Inc.	3,300	233,673
PepsiCo, Inc.	6,600	401,280
Procter & Gamble Co.	7,500	454,725
SYSCO Corp.	17,000	474,980
		2,537,523
Energy (8.0%)
Apache Corp.	6,500	670,605
BG Group PLC, Sponsored ADR	7,000	633,500
BP PLC, Sponsored ADR	14,000	811,580
ConocoPhillips	12,000	612,840
Core Laboratories NV	2,100	248,052
		2,976,577
Financial Services (8.9%)
Bank of America Corp.	12,000	180,720
Chubb Corp.	9,000	442,620
Cincinnati Financial Corp.	18,000	472,320
Comerica, Inc.	5,000	147,850
Commerce Bancshares, Inc.	1,050	40,656
JPMorgan Chase & Co.	4,600	191,682
M&T Bank Corp.	1,600	107,024
PNC Financial Services Group, Inc.	3,000	158,370
State Street Corp.	5,000	217,700
SunTrust Banks, Inc.	5,000	101,450
T. Rowe Price Group, Inc.	12,000	639,000
The Charles Schwab Corp.	15,500	291,710
Visa, Inc., Class A	3,600	314,856
		3,305,958
Health Care (9.5%)
Becton, Dickinson & Co.	5,000	394,300
C.R. Bard, Inc.	4,500	350,550
DENTSPLY International, Inc.	10,000	351,700
Johnson & Johnson, Inc.	7,100	457,311
Medtronic, Inc.	3,000	131,940
Merck & Co., Inc.	6,000	219,240
Novartis AG, Sponsored ADR	4,500	244,935
Patterson Cos., Inc.(a)	8,000	223,840
Saint Jude Medical, Inc.(a)	6,000	220,680
Stryker Corp.	5,000	251,850
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,000	224,720
Varian Medical Systems, Inc.(a)	5,000	234,250
Waters Corp.(a)	4,000	247,840
		3,553,156
Industrial Materials (3.2%)
AptarGroup, Inc.	8,000	285,920
Ecolab, Inc.	5,000	222,950
Praxair, Inc.	4,000	321,240
Sigma-Aldrich Corp.	7,500	378,975
		1,209,085
Industrial Products & Services (9.7%)
3M Co.	2,700	223,209

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
ABB Ltd., Sponsored ADR	14,500	276,950
Deere & Co.	6,000	324,540
Donaldson Co., Inc.	9,500	404,130
Emerson Electric Co.	16,000	681,600
Expeditors International of Washington, Inc.	9,000	312,570
Illinois Tool Works, Inc.	11,500	551,885
United Parcel Service, Inc., Class B	6,000	344,220
W.W. Grainger, Inc.	5,000	484,150
		3,603,254
Information Technology (9.3%)
Accenture PLC, Class A	7,000	290,500
Adobe Systems, Inc.(a)	6,600	242,748
Cisco Systems, Inc.(a)	21,000	502,740
Google, Inc., Class A(a)	500	309,990
Hewlett-Packard Co.	5,000	257,550
Intel Corp.	10,000	204,000
International Business Machines Corp.	3,000	392,700
Microsoft Corp.	16,000	487,840
Nokia Corp., Sponsored ADR	18,000	231,300
Oracle Corp.	10,000	245,400
SAP AG, Sponsored ADR	6,000	280,860
		3,445,628
Telecommunications (1.2%)
QUALCOMM, Inc.	5,200	240,552
Time Warner Cable, Inc.	5,266	217,960
		458,512
Utility (0.6%)
Questar Corp.	5,000	207,850
TOTAL COMMON STOCKS (Cost $20,069,402)		23,427,723

CORPORATE BONDS (9.0%)
Financial Services (7.3%)
American Express Co.
7.00%, 3/19/18	250,000	275,753
8.13%, 5/20/19	250,000	296,769
BP Capital Markets PLC, 5.25%, 11/7/13	500,000	545,090
Calvert Social Investment Foundation
3.00%, 12/31/11	175,000	175,000
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	331,784

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
CORPORATE BONDS, CONTINUED
Financial Services, continued
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,032,852
		2,732,248
Health Care (0.8%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	318,295
Information Technology (0.6%)
Oracle Corp., 5.75%, 4/15/18	200,000	216,596
Telecommunications (0.3%)
AT&T, Inc., 5.50%, 2/1/18	100,000	104,511
TOTAL CORPORATE BONDS (Cost $3,179,490)		3,371,650

MUNICIPAL BONDS (2.7%)
California (0.7%)
California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	310,000	271,179
Illinois (0.6%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	203,556
Massachusetts (0.7%)
Massachusetts State, Series A, GO, 5.00%, 8/1/26, Callable 8/1/18 @ 100	250,000	273,100
Ohio (0.4%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	156,748
Oregon (0.3%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	105,239
TOTAL MUNICIPAL BONDS (Cost $984,090)		1,009,822

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (23.0%)
Federal Farm Credit Bank
2.13%, 6/18/12	250,000	253,260
5.38%, 11/10/20	250,000	262,998
6.00%, 3/7/11	500,000	530,934
Federal Home Loan Bank
1.63%, 3/16/11	4,300,000	4,347,098
4.63%, 2/18/11	200,000	208,865
5.00%, 12/21/15	300,000	323,846
5.25%, 12/11/20	500,000	529,799
Financing Corp., 2.92%, 4/5/13(b)	100,000	91,484
Government National Mortgage Association
6.00%, 7/15/34	115,430	122,103
6.00%, 10/15/36	110,396	116,777
6.50%, 5/15/32	76,938	82,887
Housing and Urban Development, 7.50%, 8/1/11, Callable 2/16/10 @ 100	190,000	190,997
U.S. Treasury Inflation Protected Bonds
2.00%, 4/15/12	1,000,000	1,111,630

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
3.00%, 7/15/12	300,000	388,255
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $8,237,341)		8,560,933

CERTIFICATES OF DEPOSIT (0.1%)
Shorebank Pacific Bank, 3.38%, 5/10/14(c)	50,000	50,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $50,000)		50,000

INVESTMENT COMPANY (1.8%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $674,327)(d)	674,327	674,327
Total Investments (Cost $33,194,650)(e)(f) — 99.5%		37,094,455
Other assets in excess of liabilities — 0.5%		171,738

NET ASSETS — 100.0%		$37,266,193

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Fair Valued Security. These securities represent 0.1% of the net assets as of December 31, 2009.
(d)	Rate disclosed is the seven day yield as of December 31, 2009.
(e)	See attached summary for Investment Valuation Summary.
(f)	Cost for federal income tax purposes is $33,369,281. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$4,255,325
Gross unrealized depreciation	(530,151)
Net unrealized appreciation	$3,725,174

ADR	American Depositary Receipt
AG	Aktiengesellschaft (German Stock Company)
AMBAC	Insured by American Municipal Bond Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
NV	Naamloze Venootschap (Dutch Corporation)
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Social Equity Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (98.3%)
Consumer Discretionary (7.9%)
Lowe’s Cos., Inc.	42,000	982,380
NIKE, Inc., Class B	20,000	1,321,400
Omnicom Group, Inc.	25,000	978,750
The TJX Cos., Inc.	27,000	986,850
The Walt Disney Co.	30,000	967,500
		5,236,880
Consumer Products (12.0%)
Colgate-Palmolive Co.	12,000	985,800
Costco Wholesale Corp.	18,000	1,065,060
General Mills, Inc.	15,000	1,062,150
McCormick & Co., Inc.	18,000	650,340
McDonald’s Corp.	15,000	936,600
PepsiCo, Inc.	16,000	972,800
Procter & Gamble Co.	16,000	970,080
SYSCO Corp.	45,000	1,257,300
		7,900,130
Energy (11.8%)
Apache Corp.	20,000	2,063,400
BG Group PLC, Sponsored ADR	10,000	905,000
BP PLC, Sponsored ADR	36,000	2,086,920
ConocoPhillips	40,000	2,042,800
Core Laboratories NV	6,000	708,720
		7,806,840
Financial Services (12.5%)
Bank of America Corp.	40,000	602,400
BB&T Corp.	10,000	253,700
Chubb Corp.	25,000	1,229,500
Cincinnati Financial Corp.	45,000	1,180,800
Comerica, Inc.	22,000	650,540
JPMorgan Chase & Co.	15,000	625,050
PNC Financial Services Group, Inc.	14,000	739,060
SunTrust Banks, Inc.	30,000	608,700
T. Rowe Price Group, Inc.	33,030	1,758,848
The Charles Schwab Corp.	33,000	621,060
		8,269,658
Health Care (15.1%)
Amgen, Inc.(a)	12,000	678,840
Becton, Dickinson & Co.	10,000	788,600
C.R. Bard, Inc.	7,000	545,300
DENTSPLY International, Inc.	20,000	703,400
Johnson & Johnson, Inc.	17,000	1,094,970
Medtronic, Inc.	29,000	1,275,420
Merck & Co., Inc.	30,000	1,096,200
Roche Holdings Ltd. Sponsored ADR	16,000	675,200
Saint Jude Medical, Inc.(a)	20,000	735,600
Stryker Corp.	18,000	906,660
Varian Medical Systems, Inc.(a)	15,000	702,750
Waters Corp.(a)	12,000	743,520
		9,946,460
Industrial Materials (4.1%)
AptarGroup, Inc.	25,000	893,500
Praxair, Inc.	13,000	1,044,030
Sigma-Aldrich Corp.	15,000	757,950
		2,695,480
Industrial Products & Services (15.6%)
3M Co.	15,000	1,240,050
Deere & Co.	22,000	1,189,980
Donaldson Co., Inc.	25,000	1,063,500
Emerson Electric Co.	30,000	1,278,000
Expeditors International of Washington, Inc.	25,000	868,250
Hubbell, Inc., Class B	25,000	1,182,500
Illinois Tool Works, Inc.	28,000	1,343,720
United Parcel Service, Inc., Class B	20,000	1,147,400

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, continued
W.W. Grainger, Inc.	10,000	968,300
		10,281,700
Information Technology (15.2%)
Accenture PLC, Class A	20,000	830,000
Automatic Data Processing, Inc.	20,000	856,400
Cisco Systems, Inc.(a)	50,000	1,197,000
EMC Corp.(a)	60,000	1,048,200
Hewlett-Packard Co.	15,000	772,650
Intel Corp.	50,000	1,020,000
International Business Machines Corp.	9,000	1,178,100
Microsoft Corp.	44,000	1,341,560
Nokia Corp., Sponsored ADR	65,000	835,250
Oracle Corp.	40,000	981,600
		10,060,760
Telecommunications (3.1%)
QUALCOMM, Inc.	20,000	925,200
Time Warner Cable, Inc.	26,332	1,089,881
		2,015,081
Utility (1.0%)
Questar Corp.	16,000	665,120
TOTAL COMMON STOCKS (Cost $55,525,976)		64,878,109

INVESTMENT COMPANY (1.6%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $1,036,826)(b)	1,036,826	1,036,826
Total Investments (Cost $56,562,802)(c)(d) — 99.9%		65,914,935
Other assets in excess of liabilities — 0.1%		73,035

NET ASSETS — 100.0%		$65,987,970

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2009.
(c)	See attached summary for Investment Valuation Summary.
(d)	Cost for federal income tax purposes is $56,584,501. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$11,567,119
Gross unrealized depreciation	(2,236,685)
Net unrealized appreciation	$9,330,434

ADR	American Depositary Receipt
NV	Naamloze Venootschap (Dutch Corporation)
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Small Cap Innovations Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.9%)
Consumer Discretionary (15.6%)
Ambassadors Group, Inc.	2,875	38,209
Capella Education Co.(a)	3,700	278,610
Gentex Corp.	20,675	369,049
Hibbett Sports, Inc.(a)	6,425	141,286
John Wiley & Sons, Inc., Class A	7,775	325,617
LKQ Corp.(a)	13,400	262,506
Lululemon Athletica, Inc.(a)	7,450	224,245
NutriSystem, Inc.	5,100	158,967
Pre-Paid Legal Services, Inc.	1,725	70,863
Strayer Education, Inc.	975	207,178
Tempur-Pedic International, Inc.(a)	8,300	196,129
Timberland Co., Class A(a)	7,275	130,441
Under Armour, Inc., Class A(a)	2,950	80,446
Universal Technical Institute, Inc.(a)	3,675	74,235
		2,557,781
Consumer Products (4.7%)
Diamond Foods, Inc.	5,900	209,686
Green Mountain Coffee Roasters, Inc.(a)	2,250	183,307
Hain Celestial Group, Inc.(a)	3,875	65,914
Lifeway Foods, Inc.(a)	9,650	114,642
United Natural Foods, Inc.(a)	7,100	189,854
		763,403
Energy (3.3%)
Boots & Coots, Inc.(a)	2,100	3,465
CARBO Ceramics, Inc.	4,400	299,948
CREDO Petroleum Corp.(a)	5,800	53,940
Dawson Geophysical Co.(a)	2,475	57,197
Encore Acquisition Co.(a)	175	8,404
T-3 Energy Services, Inc.(a)	4,475	114,112
		537,066
Financial Services (18.3%)
Bank of Hawaii Corp.	7,225	340,008
Commerce Bancshares, Inc.	3,911	151,434
Corporate Office Properties	6,500	238,095
Dime Community Bancshares	25,600	300,032
eHealth, Inc.(a)	11,400	187,302
Horace Mann Educators Corp.	5,250	65,625
Independent Bank Corp.	6,675	139,441
Investment Technology Group, Inc.(a)	10,625	209,312
Jones Lang LaSalle, Inc.	5,850	353,340
Parkway Properties, Inc.	6,590	137,204
Signature Bank(a)	4,625	147,537
Southside Bancshares, Inc.	6,887	135,123
TCF Financial Corp.	12,150	165,483
Umpqua Holdings Corp.	10,600	142,146
Wainwright Bank & Trust Co.	1,005	7,337
Wilmington Trust Corp.	12,400	153,016
Wilshire Bancorp, Inc.	16,025	131,245
		3,003,680
Health Care (12.6%)
Computer Programs & Systems, Inc.	2,050	94,403
Dionex Corp.(a)	4,650	343,495
Gen-Probe, Inc.(a)	2,550	109,395
ICU Medical, Inc.(a)	3,900	142,116
IDEXX Laboratories, Inc.(a)	1,525	81,496
Immucor, Inc.(a)	2,100	42,504
Landauer, Inc.	5,275	323,885
Martek Biosciences Corp.(a)	6,675	126,424
Meridian Bioscience, Inc.	13,500	290,925
Neogen Corp.(a)	6,375	150,514
West Pharmaceutical Services, Inc.	6,600	258,720
ZOLL Medical Corp.(a)	3,550	94,856
		2,058,733

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Materials (3.2%)
Commercial Metals Co.	10,100	158,065
Minerals Technologies, Inc.	4,400	239,668
Quaker Chemical Corp.	5,775	119,196
		516,929
Industrial Products & Services (15.5%)
American Science & Engineering, Inc.	1,000	75,840
Apogee Enterprises, Inc.	5,875	82,250
Baldor Electric Co.	11,100	311,799
CLARCOR, Inc.	9,300	301,692
ESCO Technologies, Inc.	3,000	107,550
Fuel-Tech, Inc.(a)	2,775	22,672
Genesee & Wyoming, Inc., Class A(a)	9,325	304,368
Herman Miller, Inc.	3,550	56,729
Layne Christensen Co.(a)	2,425	69,622
Lindsay Manufacturing Co.	3,450	137,482
Met-Pro Corp.	4,575	48,586
Middleby Corp.(a)	2,300	112,746
Simpson Manufacturing Co., Inc.	8,025	215,792
SunPower Corp., Class B(a)	2,325	48,709
Team, Inc.(a)	6,675	125,557
Wabtec Corp.	7,825	319,573
Watts Water Technologies, Inc., Class A	6,300	194,796
		2,535,763
Information Technology (20.2%)
Alvarion Ltd.(a)	18,765	70,181
Blackbaud, Inc.	7,300	172,499
Blackboard, Inc.(a)	3,675	166,808
Blue Coat Systems, Inc.(a)	4,275	122,009
Coherent, Inc.(a)	3,200	95,136
Itron, Inc.(a)	4,150	280,416
J2 Global Communications, Inc.(a)	12,300	250,305
Liquidity Services, Inc.(a)	7,775	78,294
National Instruments Corp.	6,725	198,051
Net 1 UEPS Technologies, Inc.(a)	11,700	227,214
Plantronics, Inc.	13,775	357,874
Polycom, Inc.(a)	13,750	343,338
Power Integrations, Inc.	9,075	329,967
Quality Systems, Inc.	5,200	326,508
Renaissance Learning, Inc.	5,975	67,876
Riverbed Technology, Inc.(a)	5,600	128,632
Skyworks Solutions, Inc.(a)	7,175	101,813
		3,316,921
Utilities (4.5%)
American States Water Co.	1,325	46,918
New Jersey Resources Corp.	8,400	314,160
Ormat Technologies, Inc.	1,725	65,274
South Jersey Industries, Inc.	8,275	315,940
		742,292
TOTAL COMMON STOCKS (Cost $13,212,051)		16,032,568

INVESTMENT COMPANY (2.1%)
Victory Federal Money Market, Investor Shares, 0.01% (Cost $342,020)(b)	342,020	342,020
Total Investments (Cost $13,554,071)(c)(d) — 100.0%		16,374,588
Other assets in excess of liabilities — 0.0%		4,944

NET ASSETS — 100.0%		$16,379,532

(a)	Represents non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2009.
(c)	See attached summary for Investment Valuation Summary.

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Small Cap Innovations Fund

Schedule of Portfolio Investments December 31, 2009 (Unaudited)

(d)	Cost for federal income tax purposes is $13,554,162. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,924,961
Gross unrealized depreciation	(104,535)
Net unrealized appreciation	$2,820,426

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Investment Valuation Summary

Various “inputs” are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical assets.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•  Level 3—significant unobservable inputs (including the Fund Management’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of December 31, 2009, of each Fund’s investments based on the level of inputs utilized in determining the value of such investments:

		LEVEL 2 —
		Other	LEVEL 3 —
		Significant	Significant
	LEVEL 1 — Quoted	Observable	Unobservable
Fund Name	Prices	Inputs	Inputs	Total
Boston Trust Balanced Fund
Common Stocks	$121,849,500	$—	$—	$121,849,500
Corporate Bonds	—	8,188,350	—	8,188,350
Municipal Bonds	—	5,730,867	—	5,730,867
U.S. Government & U.S. Government Agency Obligations	—	50,305,709	—	50,305,709
Investment Companies	4,052,368	—	—	4,052,368
Total	125,901,868	64,224,926	—	190,126,794

Boston Trust Equity Fund
Common Stocks	50,799,325	—	—	50,799,325
Investment Companies	288,599	—	—	288,599
Total	51,087,924	—	—	51,087,924

Boston Trust Small Cap Fund
Common Stocks	103,677,866	—	—	103,677,866
Investment Companies	2,690,945	—	—	2,690,945
Total	106,368,811	—	—	106,368,811

Boston Trust Midcap Fund
Common Stocks	12,948,236	—	—	12,948,236
Investment Companies	674,795	—	—	674,795
Total	13,623,031	—	—	13,623,031
Walden Social Balanced Fund
Common Stocks	$23,427,723	$—	$—	$23,427,723
Corporate Bonds	—	3,371,650	—	3,371,650
Municipal Bonds	—	1,009,822	—	1,009,822
U.S. Government & U.S. Government Agency Obligations	—	8,560,933	—	8,560,933
Certificates of Deposit	—	50,000	—	50,000
Investment Companies	674,327	—	—	674,327
Total	24,102,050	12,992,405	—	37,094,455

Walden Social Equity Fund
Common Stocks	64,878,109	—	—	64,878,109
Investment Companies	1,036,826	—	—	1,036,826
Total	65,914,935	—	—	65,914,935

Walden Small Cap Innovations Fund
Common Stocks	16,032,568	—	—	16,032,568
Investment Companies	342,020	—	—	342,020
Total	16,374,588	—	—	16,374,588

*
The amounts disclosed in Level 1 are equity securities and investment companies, the amounts disclosed in Level 2 are corporate bonds, municipal bonds, U.S. government securities and certificates of deposit. Refer to the Schedules of Portfolio Investments for the breakout of each security by industry type.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Group

By (Signature and Title)*	/s/ John Danko
John Danko, President

Date	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko
John Danko, President

Date	February 22, 2010

By (Signature and Title)*	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	February 22, 2010